Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying CFS were prepared in accordance with accounting principles generally accepted in the U.S. of America (“U.S. GAAP”) and the rules and regulations of the Securities Exchange Commission (“SEC”). All adjustments necessary to present fairly in all material respects the financial position, results of operations and cash flows for all periods presented were made.

Principles of consolidation

Principles of consolidation

The CFS include the financial statements of the Company and its majority-owned subsidiaries. All transactions and balances between the Company and its subsidiaries were eliminated upon consolidation.

Non-controlling interests

Non-controlling interests

Non-controlling interests(“NCIs”) are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, non-controlling interests represent a minority shareholder’s 10% and 5% ownership interest in Yangzhou Bangshijie and Nanjing Bangshijie, respectively.

Use of estimates

Use of estimates

In preparing the CFS in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the CFS, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the assessment of the allowance for doubtful accounts, the valuation of inventories, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, uncertain tax positions and realization of deferred tax assets. Actual results could differ from those estimates.

Cash

Cash

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company maintains its bank accounts in Mainland China. China’s Deposit Insurance Regulation requires banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. The insurance limit is RMB 500,000 ($69,846) for each bank.

Restricted cash

Restricted cash

Restricted cash consists of guarantee that is not freely available for immediate use. It’s the amount the Company puts aside and holds to ensure project performance. With the progress of the project, the liability under this guarantee is discharged and the restricted cash is converted within three months after the end of the reporting period. The Company presents restricted cash in the CFS as a current asset.

Accounts receivable and expected credit losses

Accounts receivable and expected credit losses

Accounts receivable is presented net of an allowance for estimated credit losses. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-10-45, non-current accounts receivable are the amounts the Company does not reasonably expect to be realized during the normal operating cycle of the Company. Considering the payment period in the contract, in accordance with ASC 210-10-45, the operating cycle of the Company is not identifiable. Therefore, the Company uses a one-year period as the basis for the separation of current and non-current accounts receivable.

The Company signs contracts with its customers and provides products according to the sales contract or sales list. The payment clause in the sales contracts generally stipulates that customers will pay 90% to 97% of the total contract price after acceptance, and 3% to 10% after the expiration of the warranty period (that ranges from 1 to 5 years) in accordance with industry practice. For accounting purposes, the Company records an accounts receivable (the “warranty retainage”) for the 3% to 10% outstanding balance upon delivery of the underlying products. The Company recognizes receivables with payment terms of more than one year as agreed in the sales contract as non-current accounts receivable, principally the warranty retainage and other payments according to the contract.

The Company adopted ASC 326, Credit Losses (“ASC 326”) on July 1, 2023, which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. The Company used a modified retrospective approach and did not restate the comparable prior periods. The adoption did not have a material impact on the Company’s CFS.

In accordance with ASC 326, the Company maintains an allowance for credit losses and records the allowance for expected credit losses, if warranted, as an offset to assets such as accounts receivable, and the estimated credit losses charged to the allowance are classified as general and administrative expenses in the consolidated statements of loss (income) and comprehensive loss (income). The Company assesses collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on the size and nature of specific customers’ receivables (the “CECL model”). In determining the amount of the allowance for expected credit losses, the Company considers not only the input from its CECL model but also the historical collectability based on past due status, the age of the receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from its customers.
Notes receivable

Notes receivable

Notes receivable are trade accounts receivable from customers where the customers’ banks guaranteed the underlying payment to the Company. The notes receivable are non-interest bearing and generally range from three to six months from the date of issuance. The balance of $29,544 as of June 30, 2025 was collected in July 2025.

Advances to suppliers, net

Advances to suppliers, net

Advances to suppliers consist of balance paid to suppliers for inventories that have not been provided or received. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund the advance.

Inventories

Inventories

Inventories consist of raw materials, work in progress and finished goods, and are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. The Company periodically evaluates its inventories and will record an allowance for inventories that are either slow-moving, may not be saleable or whose cost exceeds its net realizable value. There was no allowance for inventory as of June 30, 2025 and 2024.

Loans receivable	Loans receivable Loans receivable consists loans provided to third parties. Loans receivables are stated at the historical carrying amount, net of allowance for credit losses.
Property and equipment, net

Property and equipment, net

Property and equipment are carried at cost and are depreciated on the straight-line basis over the estimated useful lives of the underlying assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of its property and equipment, when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Estimated useful lives are as follows:

Category	Estimated useful lives
Buildings	10-20 years
Computer and office equipment	3-10 years
Machinery and equipment	3-10 years
Vehicles	4-5 years

Intangible assets, net

Intangible assets, net

Intangible assets consist of land use rights purchased from third parties and they are initially recorded at cost and amortized on a straight-line basis over their estimated economic useful lives of 50 years.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets, including definite-lived intangible assets and property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value (“FV”) based on a discounted cash flow approach or, when available and appropriate, to comparable market values and the impairment loss, if any, is recognized in “Others, net” in the consolidated statements of (loss) income and comprehensive income (loss). The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or FV less costs to sell, and no longer depreciated. No impairment of long-lived assets was recognized for the years ended June 30, 2025, 2024 and 2023.

Fair value of financial instruments

Fair value of financial instruments

FASB ASC 820, “Fair Value Measurement,” requires certain disclosures regarding the FV of financial instruments. FV is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level FV hierarchy prioritizes the inputs used to measure FV. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure FV are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 - inputs to the valuation methodology that are unobservable.

Unless otherwise disclosed, the FV of the Company’s financial instruments including cash, restricted cash, accounts receivable, notes receivable, loans receivable, advances to suppliers, inventories, prepaid expenses and other current assets, short-term bank loans, accounts payable, advances from customers, due to related parties, taxes payable, and other payables and other current liabilities approximate their FVs due to their short-term maturities.

The Company’s non-financial assets, such as property and equipment would be measured at FV only if they were determined impaired.

Revenue recognition

Revenue recognition

In accordance with FASB ASC 606, “Revenue from Contracts with Customers”, the Company recognizes revenue for the transfer of products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of the product or the benefit of the service transfers to the customer. Under ASC 606, the Company is required to (a) identify the contract with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Company satisfies its performance obligations.

The Company’s revenue is divided into two categories: project revenue, that is, contracts signed through bidding to sell and install kitchen equipment according to the customer’s needs; and retail revenue, which is mainly to purchase individual kitchen equipment from other suppliers and sell it to former or new customers who learned about the Company’s products in other ways. Revenues are the consideration the Company is entitled to in exchange for the promised goods or services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). Consistent with the criteria of ASC 606, the Group recognizes revenue when the performance obligation in a contract is satisfied by transferring the control of promised goods or services to the customer. The Company also evaluates whether it is appropriate to record the gross amount of goods and services sold and the related costs. If the Company receives an advance from a customer, such advance is recorded as advances from customers.

Project sales:

The Company signs contracts with customers and provides products according to the sales contract or sales list. The customer issues a product check and acceptance document after checking the quantity and quality of the products received and installed. Revenue is recognized when the Company receives confirmation of product acceptance. Revenues are recorded net of value-added tax and discounts.

The Company provides design services including equipment configuration plans, detailed mechanical and electrical graphic designs, kitchen drawings and assisting customers with passing inspections. The design services are normally completed in five days and are inseparable from project sales. The detailed mechanical plans, electrical design and kitchen drawings are specifically detailed for the Company’s customized equipment and installation. These services are interdependent and never transferred to the customer on their own. Customers do not have the option to purchase these services separately due to the customization of each project. Accordingly, these services are not considered separate performance obligations and no revenue is recognized for these services under ASC 606 until the project is complete.

The Company provides on-site installation and maintenance services and according to the contracts, the customers do not have the option to purchase these services separately. The warranty does not provide the customers with a service in addition to the assurance the product complies with agreed-upon contract specifications and is considered an assurance warranty. The after-sales services and the warranty are not considered separate performance obligations and no revenue is associated with these services under ASC 606.

Retail sales:

Retail revenue is generated by the Company when retail sales of products occur without a signed contract on a retail basis. Retail sales usually occur when prior customers need to replace or add individual products. Retail customers usually purchase the products by WeChat or telephone with the salesperson. In addition, there are customers who come directly to the factory to purchase products. The Company identifies the fulfillment of its obligation when transferring the product and issuing the VAT invoice to the customer at which time revenue is recognized. Revenues are recorded net of value-added tax, business taxes and discounts.

Cost of revenues	Cost of revenues Cost of revenues consists primarily of the cost of merchandise sold, delivery cost and installation fees, that are directly attributable to the sale of certain designated products.
General and administrative expenses

General and administrative expenses

General and administrative expenses are mainly payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources, professional fees and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and rent.

Selling expenses	Selling expenses Selling expenses are mainly payroll and benefits for employees involved in the sales and distribution functions, and freight out.
Interest expenses	Interest expenses Interest expense is interest on short- and long-term borrowings.
Mainland China employee contribution plans

Mainland China employee contribution plans

As stipulated by the regulations of the PRC, full-time employees of the Company are entitled to various statutory employee benefits, including medical, maternity, workplace injury, and unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to contribute to the plan based on percentages of employees’ salaries. Total expenses the Company incurred for the plan were $212,314, $208,751 and $214,351 for the years ended June 30, 2025,2024 and 2023, respectively.

Income taxes

Income taxes

The Company’s subsidiaries in the PRC and Hong Kong are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC for the years ended June 30, 2025, 2024 and 2023. The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets are also recognized for carry-forward loses that can be used to offset taxable income in the future. A valuation allowance is provided for net deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of June 30, 2025 and 2024.

Value Added Tax (“VAT”)

Value Added Tax (“VAT”)

The VAT rate for revenue from providing products is 13%. VAT is reported as a reduction of revenue when incurred. Entities that are VAT taxpayers may offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. The Company records a VAT payable or receivable net of payments in the accompanying CFS. All VAT returns filed by the Company’s subsidiaries in the PRC, are subject to examination by the tax authorities for five years from the date of filing.

(Loss) earnings per share

(Loss) earnings per share

The Company computes (loss) earnings per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is computed by dividing net income (loss) available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. When the Company has a net loss, diluted securities are not included as they would be anti-dilutive. For the years ended June 30, 2025, 2024 and 2023, there were no dilutive securities.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of equity but are excluded from net income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustments from the Company not using the U.S. dollar as its functional currency.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company’s CFS are reported using the U.S. dollar (“US$” or “$”). The consolidated statements of (loss) income and cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contributions. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in the consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income.

The value of the RMB against the US$ fluctuates and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of the RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in preparing the CFS:

	June 30,		For the Years Ended June 30,
	2025	2024	2025	2024	2023
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1USD	7.1586	7.1268	7.1599	7.1326	6.9415

Segment reporting

Segment reporting

FASB ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM was identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management’s assessment, the Company determined it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenues and expenses are derived in the PRC. Therefore, no geographical segments are presented.

Statements of cash flows

Statements of cash flows

In accordance with FASB ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are reported based upon the local currencies, and then translated at average translation rates for the periods presented. As a result, assets and liabilities changes reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Significant risks

Significant risks

Currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of June 30, 2025 and 2024, all cash balances held in PRC banks are covered by insurance.

Concentration and credit risk

Currently, all of the Company’s operations are in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, accounts receivable, notes receivable, advances to suppliers and amount due from related parties. A portion of the Company’s sales are credit sales which are to customers whose ability to pay is dependent upon industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivable is limited due to most clients of the Company are state-owned enterprises. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk. As of June 30, 2025, $9.3 million or 58% of the Company’s accounts receivable were from state-owned enterprises. As of June 30, 2024, $10.5 million or 52% of the Company’s accounts receivable were from state-owned enterprises. As of the date of this report, the Company collected RMB 21,791,890 ($3,044,155) of the accounts receivables as of June 30, 2025.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk principally on floating rate borrowings, and the risks due to changes in interest rates is not considered material. The Company has not used any derivative financial instruments to manage the Company’s interest risk exposure.

Inflation risk

Inflationary factors, such as increases in the cost of raw materials, personnel and overhead costs, could impair our operating results. Although we do not believe inflation has had a material impact on our financial position or results of operations to date, a high rate of inflation in the future may have an adverse effect on our ability to maintain current levels of gross margin and operating expenses as a percentage of sales revenue if the revenues from our products do not increase with such increased costs. Considering that there is no sign of inflation in China’s current economic environment, this risk should not affect the Company’s operations.

Other uncertainty risks

The Company’s major operations are in the PRC. Accordingly, the political, economic, and legal environment in the PRC, as well as the general state of the PRC’s economy may influence the Company’s business, financial condition, and results of operations.

The Company’s operations in the PRC are subject to considerations and risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic, and legal environment. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, and rates and methods of taxation, among other things. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws, this may not be indicative of future results.

Related parties

Related parties

A party is considered related to the Company if it directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of their immediate families and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recent accounting pronouncements

Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires disaggregated information about an entity’s effective tax rate reconciliation and additional discloses on income taxes paid. The new requirements are effective for annual periods beginning after December 15, 2024. The guidance is to be applied prospectively, with an option for retrospective application. The Company is currently evaluating the impact of this new guidance on its CFS.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s CFS.